Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 21, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.

Post-Effective Amendment No. 238

Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), I have transmitted herewith for filing Post-Effective Amendment No. 238 (the “Amendment”) to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended.

Pursuant to Rule 485(b) under the 1933 Act, it is proposed that the Amendment become effective immediately. The purpose of the Amendment is to (i) respond to the staff’s comments on Post-Effective Amendment No. 231 and (ii) make other non-material changes to finalize and complete the disclosure to the prospectus and statement of additional information for the Company’s Aquarius International Fund.

The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Questions and comments concerning this filing may be directed to the undersigned at 215-988-2497.

Very truly yours,

/s/ Catherine A. DiValentino
Catherine A. DiValentino